Common shares - Summary of restricted stock awards (Details) - Restricted Stock [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, outstanding and non-vested (in shares) | shares	1,925,441	1,261,358
Number of shares, granted (in shares) | shares	1,885,633	1,092,280
Number of shares, vested (in shares) | shares	(447,380)	(423,697)
Number of shares, forfeited (in shares) | shares	(3,807)	(4,500)
Number of shares, outstanding and non-vested (in shares) | shares	3,359,887	1,925,441
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 53.39	$ 85.21
Weighted average grant date fair value, granted (in USD per share) | $	20.28	30.90
Weighted average grant date fair value, vested (in USD per share) | $	89.13	89.92
Weighted average grant date fair value, forfeited (in USD per share) | $	52.59	75.87
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 30.05	$ 53.39